UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-8002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

 (Address of principal executive offices)

Shigeru Shinohara
Korea Equity Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

 (Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 833-0018

Date of fiscal year end:                     October 31, 2009

Date of reporting period:                           May 1, 2009 – July 31, 2009

Item 1.  Schedule of Investments

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
July 31, 2009

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
KOREAN COMMON STOCKS
Automotive Equipment and Parts
Hyundai Mobis	69,722	$5,282,714	$7,384,476	$2,101,762	7.3
Automotive service components
Hyundai Motor Company	42,920	1,595,159	3,092,543	1,497,384	3.0
Passenger cars, trucks, autoparts, and commercial vehicles
Total Automotive Equipment and Parts		6,877,873	10,477,019	3,599,146	10.3

Banking and Financial Services
Daegu Bank	211,390	1,581,318	2,429,075	847,757	2.4
Commercial banking services
Daewoo Securities Co., Ltd.	50,720	975,125	978,974	3,849	1.0
Brokerage, dealing and underwriting
KB Financial Group, Inc+	35,304	1,487,397	1,533,199	45,802	1.5
Commercial banking services
Samsung Card Co., Ltd.	65,030	2,574,685	2,659,279	84,594	2.6
Credit card services
Shinhan Financial Group Co., Ltd.	143,777	3,878,440	4,891,734	1,013,294	4.8
Consumer and commercial-related financial services
Total Banking and Financial Services		10,496,965	12,492,261	1,995,296	12.3

Consumer Electronics
LG Display Co., Ltd.	41,180	614,376	1,193,940	579,564	1.1
TFT-LCD
LG Electronics Inc.	29,281	1,762,757	3,101,243	1,338,486	3.1
Digital display equipment
Samsung Electronics Co., Ltd.	25,513	8,665,655	15,107,068	6,441,413	14.9
Consumer electronics, computers, and telecommunications
Total Consumer Electronics		11,042,788	19,402,251	8,359,463	19.1

Food and Beverages
CJ Corp.	34,600	2,819,767	1,426,221	(1,393,546)	1.4
Processed food products
Nong Shim Co., Ltd.	8,873	1,472,061	1,781,567	309,506	1.8
Instant noodles, snacks, and beverages
Total Food and Beverages		4,291,828	3,207,788	(1,084,040)	3.2

Iron and Steel
POSCO	18,731	4,327,008	7,690,326	3,363,318	7.6
Hot and cold rolled steel products

Miscellaneous Manufacturing
Doosan Heavy Industries and Construction Co., Ltd.	19,444	1,004,179	1,114,766	110,587	1.1
Plant components
Hynix Semiconductor Inc.+	149,577	1,594,899	2,153,067	558,168	2.1
Semiconductors
KT&G Corporation	63,770	4,249,976	3,718,656	(531,320)	3.7
Cigarettes and other tobacco products
LG Household & Health Care Ltd.	8,125	869,395	1,465,251	595,856	1.4
Household cleaning and personal care products
Samsung Heavy Industries Co., Ltd.	37,010	906,969	982,232	75,263	1.0
Shipbuilding
Yuhan Corporation	8,252	1,170,442	1,316,055	145,613	1.3
Pharmaceutical products

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets

Woongjin Coway Co., Ltd.	57,930	$1,200,168	$1,456,897	$256,729	1.4
Water purifiers and air cleaners
Total Miscellaneous Manufacturing		10,996,028	12,206,924	1,210,896	12.0

Oil and Gas
SK Energy Co., Ltd.	15,492	763,451	1,317,713	554,262	1.3
Refines, markets, and distributes oil

Retail
CJ Home Shopping	22,721	1,660,399	1,217,163	(443,236)	1.2
Miscellaneous products
Lotte Shopping Co., Ltd.	7,177	1,177,010	1,804,962	627,952	1.8
Department and discount stores
Shinsegae Co., Ltd.	4,410	1,070,427	1,915,196	844,769	1.9
Department store chain
Total Retail		3,907,836	4,937,321	1,029,485	4.9

Services
LG Corp.	53,200	1,589,872	2,880,379	1,290,507	2.8
Holding company
Megastudy Co., Ltd.	5,030	515,999	980,741	464,742	1.0
Educational programs
NHN Corp.+	26,964	2,677,272	3,936,431	1,259,159	3.9
Web portal
Samsung Engineering Co., Ltd.	40,455	1,977,406	2,941,400	963,994	2.9
Engineering and Construction
Samsung Fire & Marine Insurance Co., Ltd.	7,855	2,063,030	1,323,407	(739,623)	1.3
Non-life insurance
Total Services		8,823,579	12,062,358	3,238,779	11.9

TOTAL KOREAN COMMON STOCKS		$61,527,356	$83,793,961	$22,266,605	82.6

KOREAN PREFERRED STOCKS
Automotive Equipment and Parts
Hyundai Motor Company PFD	70,210	1,340,620	1,877,703	537,083	1.8
Passenger cars, trucks, autoparts, and commercial vehicles

TOTAL INVESTMENTS		$62,867,976	$85,671,664	$22,803,688	84.4

OTHER ASSETS LESS LIABILITIES, NET			15,873,514		15.6

NET ASSETS			$101,545,178		100.0

† Non-Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $ 25,911,413. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $ 3,107,725.

Portfolio securities and foreign currency holdings were
translated at the following exchange rate as of July 31, 2009.

Korean won	KRW	1,222.70	= $1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By:     /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:  September 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:  September 16, 2009